Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 13, 2013
Document Effective Date	Jun. 13, 2013
Prospectus Date	Jun. 13, 2013
Advantage Portfolio | Class IS
Risk/Return:
Trading Symbol	MADSX
EMERGING MARKETS PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MMMPX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MEMDX
EMERGING MARKETS DOMESTIC DEBT PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIEX
Emerging Markets External Debt Portfolio | Class IS
Risk/Return:
Trading Symbol	MRDPX
Global Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MGTSX
Global Real Estate Portfolio | Class IS
Risk/Return:
Trading Symbol	MGREX
GROWTH PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSEQX
GROWTH PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MGRPX
INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSIQX
INTERNATIONAL EQUITY PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MIQPX
International Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MNOPX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MIREX
Opportunity Portfolio | Class IS
Risk/Return:
Trading Symbol	MOPSX
Select Global Infrastructure Portfolio | Class IS
Risk/Return:
Trading Symbol	MSGPX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Risk/Return:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | Class IS
Risk/Return:
Trading Symbol	MURSX